Investments In Associated Companies (Tables)	12 Months Ended
Dec. 31, 2011
Investments In Associated Companies [Abstract]
Schedule Of Investments In Associated Companies

	2011	2010
Investments in associated companies accounted for
under the equity method of accounting (a):
Jefferies High Yield Holdings, LLC ("JHYH")	$323,262	$321,023
Berkadia	193,496	475,071
Garcadia	72,303	35,943
HomeFed Corporation ("HomeFed")	47,493	46,083
Brooklyn Renaissance Plaza	31,931	30,539
Linkem S.p.A. ("Linkem")	86,332	–
Other	38,949	51,277
Total accounted for under the equity method of accounting	793,766	959,936

Investments in associated companies carried at fair value:
Jefferies	797,583	1,314,227
Mueller	400,446	–
Total accounted for at fair value	1,198,029	1,314,227

Total investments in associated companies	$1,991,795	$2,274,163

(a)
Investments accounted for under the equity method of accounting are initially recorded at their original cost and subsequently increased for the Company's share of the investees' earnings, decreased for the Company's share of the investees' losses, reduced for dividends received and impairment charges recorded, if any, and increased for any additional investment of capital.

Schedule Of Income (Losses) Related To Associated Companies

	2011	2010	2009

Jefferies	$(668,282)	$157,873	$469,820
Mueller	(6,093)	–	–
ACF	–	183,572	376,490
Berkadia	29,033	16,166	20,811
Garcadia	19,996	14,424	(25,668)
JHYH	11,211	20,053	37,249
Linkem	(2,243)	–	–
HomeFed	1,410	1,108	882
Keen Energy Services, LLC ("Keen")	–	–	(45,475)
Las Cruces	–	(16,159)	1,046
Other	2,606	(2,016)	(29,352)
Income (losses) related to associated
companies before income taxes	(612,362)	375,021	805,803
Income tax (expense) benefit	218,321	5,745	(25,567)
Income (losses) related to associated
companies, net of taxes	$(394,041)	$380,766	$780,236

Schedule Of Summarized Data For Investments In Associated Companies

	2011	2010

Assets	$6,849,185	$4,190,534
Liabilities	3,813,236	1,882,116
Mandatorily redeemable interests	982,057	975,812
Noncontrolling interest	47,675	17,471

	2011	2010	2009

Total revenues (including securities gains (losses))	$3,823,061	$1,124,140	$690,156
Income (loss) from continuing operations before
extraordinary items	$148,661	$43,688	$(294,741)
Net income (loss)	$148,661	$43,797	$(294,741)
The Company's income (losses) related to
associated companies	$55,920	$33,576	$(40,507)